EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
200 Berkeley Street
Boston, Massachusetts, 02116

January 28, 2008

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549-0505

Re:     Evergreen Municipal Trust - File nos. 333-36033; 811-08367
          Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of Evergreen Municipal Trust (the “Trust”) is Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the Trust’s Registration Statement on Form N-14, filed on December 12, 2007 (File No. 333-148014), as amended by Pre-Effective Amendment No. 1 filed on January 10, 2008, solely to designate a new effective date for the Trust’s Registration Statement (the “Registration Statement”).

The Registration Statement is proposed to become effective on January 30, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended or such other date as the Securities and Exchange Commission shall declare it effective.

This Amendment No. 2 is being filed principally to respond to comments from the staff of the Securities and Exchange Commission and to update certain information.

The Registration Statement relates to the proposed acquisition of Evergreen Alabama Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund (each, an “Acquired Fund”), each a series of the Trust, by Evergreen Municipal Bond Fund (the “Acquiring Fund”), also a series of the Trust. None of the proposed mergers is contingent upon any of the other proposed mergers, and it is possible that only some, or none, of the mergers will be effected.

Each prospectus/proxy statement that constitutes Part A of the Registration Statement will be used in connection with the respective meeting of shareholders of such Acquired Fund at which shareholders of such Acquired Fund will be asked to vote on the proposed acquisition of their Acquired Fund by the Acquiring Fund.

No registration fee is being paid at the time of filing because the Acquiring Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

If you have any questions or would like further information, please call me at 617-210-3676. Thank you for your attention in this matter.

Very Truly Yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy